Lease - Supplemental information related to operating leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Lease
Lease rightofuse assets, net	$ 14,060	¥ 91,743	¥ 90,227
Lease liabilitiescurrent portion	6,908	45,073	31,439
Lease liabilities-non-current portion	$ 7,578	49,448	61,338
Total lease liabilities		¥ 94,521	¥ 92,777
Weighted average remaining lease term	2 years 3 months 4 days	2 years 3 months 4 days	2 years 10 months 17 days
Weighted average annual discount rate	4.75%	4.75%	4.75%